PLANT EQUIPMENT AND MINING PROPERTIES	3 Months Ended
Mar. 31, 2026
PLANT EQUIPMENT AND MINING PROPERTIES
PLANT, EQUIPMENT AND MINING PROPERTIES

9) PLANT, EQUIPMENT AND MINING PROPERTIES

	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2025	19,230	1,191	1,763	16,331	28,222	14,982	81,719
Additions / Transfers	4,436	55	200	8,973	4,425	842	18,931
Transfer from exploration and evaluation assets (Note 7)	35,005	-	-	-	-	-	35,005
Royalty buyback	21,787	-	-	-	-	-	21,787
Writedowns	-	(12)	(7)	(1,716)	(343)	-	(2,078)
Effect of movements in exchange rates	12	-	-	3	-	27	42
Balance at December 31, 2025	80,470	1,234	1,956	23,591	32,304	15,851	155,406
Additions	1,634	15	38	3,806	313	682	6,488
Writedowns	-	(1)	(5)	(96)	-	-	(102)
Effect of movements in exchange rates	(352)	-	-	51	-	(13)	(314)
Balance at March 31, 2026	81,752	1,248	1,989	27,352	32,617	16,520	161,478
ACCUMULATED DEPLETION AND DEPRECIATION / IMPAIRMENT
Balance at January 1, 2025	9,899	643	1,000	5,297	7,849	3,230	27,918
Additions	503	148	410	1,523	774	329	3,687
Writedowns	-	(11)	(5)	(1,455)	(93)	-	(1,564)
Balance at December 31, 2025	10,402	780	1,405	5,365	8,530	3,559	30,041
Additions	143	40	109	217	2,779	98	3,386
Writedowns	-	(1)	(5)	(88)	-	-	(94)
Balance at March 31, 2026	10,545	819	1,509	5,494	11,309	3,657	33,333
NET BOOK VALUE
At March 31, 2026	71,207	429	480	21,858	21,308	12,863	128,145
At December 31, 2025	70,068	454	551	18,226	23,774	12,292	125,365

Included in Buildings and construction in process above are assets under construction of $5,291 as at March 31, 2026 (December 31, 2025 - $5,019) on which no depreciation was charged in the periods then ended. Once the assets are available for use, they will be transferred to the appropriate class of plant, equipment and mining properties.

As of March 31, 2026, the Company recorded a write-down of $8 (December 31, 2025 - $514) against the carrying value of mine and mill machinery and transportation equipment due to damage and obsolescence.

As at March 31, 2026, plant, equipment and mining properties included a net carrying amount of $8,427 (December 31, 2025 - $9,162) for mining equipment and right of use assets under lease.

On August 25, 2025, the Company acquired all outstanding royalties and obligations held by Deterra Royalties Inc., on the La Preciosa property. Consideration for the transaction was $13.25 million upfront payment, followed by an $8.75 million payment deferred for one year. The consideration has been measured at fair value as of the transaction date and recorded as an addition to mineral properties. The present value of the deferred obligation payment was calculated using a discount interest rate of 7.47%.